Subsequent Events - Additional Information (Detail)			9 Months Ended
	May 09, 2018 USD ($) shares	May 03, 2018 USD ($)	Sep. 30, 2018 USD ($)
Subsequent Event [Line Items]
Number of companies separated	2
Common stock issued (in shares) | shares	77,339,828
Conversion ratio	0.5
Principal amount of debt issued	$ 715,000,000
Business separation payment	700,000,000	$ 700,000,000
Proceeds from long-term debt, net of discounts			$ 713,963,000
Registration right agreement term, point before annual interest rate increase		1 year
Term Loan Facility
Subsequent Event [Line Items]
Principal amount of debt issued	$ 415,000,000
Debt instrument, term	7 years
Line of Credit
Subsequent Event [Line Items]
Debt instrument, term	5 years
6.375% Senior Notes Due May 2026 | Senior Notes
Subsequent Event [Line Items]
Principal amount of debt issued		$ 300,000,000
Debt interest rate		6.375%
Proceeds from long-term debt, net of discounts		$ 293,800,000
6.375% Senior Notes Due May 2026 | 6.375% Senior Notes Due May 2026
Subsequent Event [Line Items]
Debt interest rate		6.375%
Proceeds from long-term debt, net of discounts		$ 293,800,000